CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net loss	$ (2,955)	$ (1,752)	$ (2,554)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of debt discount	1,339	47	192
Depreciation and amortization	4,551	3,529	3,537
Restructuring charge	1,549
Decrease in deferred rent liability	(58)	(493)	(380)
Amortization of marketing agreement intangible assets	92	26
Allowance for doubtful accounts	23	207	9
Deferred income taxes	305	190	190
Stock based compensation	3,980	1,928	749
Increase in fair value of warrants for redeemable convertible preferred stock	1,996	884	184
Non-cash expense relative to issuance of warrants to service provider			8
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(4,437)	(2,986)	(141)
Prepaid expenses and other current assets	47	(501)	(25)
Other assets	(381)	(1,182)	(134)
Accounts payable	3,054	172	113
Accrued expenses	(184)	1,079	(199)
Deferred revenue	1,226	2,252	882
Net cash provided by operating activities	10,147	3,400	2,431
Investing activities:
Purchases of computers, furniture and equipment	(853)	(367)	(660)
Cash paid in connection with acquisitions, net of cash received	(22,194)		(70)
Net cash used in investing activities	(23,047)	(367)	(730)
Financing activities:
Repayment of debt	(38,018)	(8,562)	(580)
Borrowings of debt	20,000	5,500
Payments of settlement liability		(200)	(200)
Payment of debt in connection with acquisition		(952)	(896)
Payment made to repurchase securities as a result of litigation settlement			(408)
Proceeds from initial public offering, net of issuance costs	66,989
Proceeds from warrant exercises	192
Proceeds from repayment of notes receivable		691
Deferred financing costs	(170)	(60)	(85)
Proceeds from exercise of options	1,401	300	77
Net cash (used in) provided by financing activities	50,394	(3,283)	(2,092)
Net (decrease) increase in cash and cash equivalents	37,494	(250)	(391)
Cash and cash equivalents, beginning of period	5,913	6,163	6,554
Cash and cash equivalents, end of period	$ 43,407	$ 5,913	$ 6,163